Mortgage Banking Activities, Liability for Mortgage Loan Repurchase Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Liability For Mortgage Loan Repurchase Losses [Abstract]
Balance, beginning of year	$ 1,326	$ 1,289	$ 1,033
Loan sales	275	101	144
Change in estimate	1,665	1,184	1,474
Total additions	1,940	1,285	1,618
Losses	(1,060)	(1,248)	(1,362)
Balance, end of year	$ 2,206	$ 1,326	$ 1,289